CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 1) $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Statement [Line Items]
Cash and cash equivalents	$ 63,998		$ 24,992	$ 8,190
Trade and other receivables	3,656		3,374
Maximum exposure to credit risk	79,655		40,384
Restricted cash and investments	12,001		12,018
Denison Mines Inc.
Statement [Line Items]
Restricted cash and investments	$ 12,001	$ 12,001	$ 12,018